Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2026	$ 7,642
2027	208,022
2028	1,475,616
2029	823,992
Total	$ 2,515,272	$ 2,639,448